Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [line items]
Prepayments	$ 133	$ 79
Raw materials and consumables	2,948	2,854
Work in progress	479	508
Finished goods	1,382	1,407
Goods purchased for resale	165	171
Inventories other than work in progress
Inventories stated at net realizable value	264	259
Current Inventories [member]
Disclosure of inventories [line items]
Inventories	$ 5,107	$ 5,019